SCHEDULE OF PURCHASE COMMITMENT (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2024	¥ 5,703
2025 and thereafter	¥ 856